Description of Business, Nature of Operations and Agreement with Customers Bancorp, Inc.	12 Months Ended
Sep. 30, 2013
Description of Operations [Abstract]
Description of Business, Nature of Operations and Agreement with Customers Bancorp, Inc.

Note 2—Description of Business, Nature of Operations and Agreement with Customers Bancorp, Inc.

The Bank was originally chartered in 1887 as Community Savings and Loan, a New York State-chartered savings and loan association. In 1980, it converted to a New York State-chartered savings bank and changed its name to Community Mutual Savings Bank of Southern New York. In 1983, Community Mutual Savings Bank of Southern New York changed its name to Community Mutual Savings Bank. In 2007, the Bank reorganized to a federally-chartered mutual savings bank and simultaneously converted from a federally-chartered mutual savings bank to a federally-chartered stock savings bank, with the concurrent formation of the Company. The Company, a stock holding company for the Bank, conducted a public offering of its common stock in connection with the conversion. After the 2007 conversion and offering, all of the Bank's stock became owned by the Company. In June 2012, the Bank completed its conversion from a federally-chartered savings bank to a New York state-chartered savings bank after receiving approval from the New York State Department of Financial Services ("NYSDFS") and non-objection from the Office of the Comptroller of the Currency ("OCC"), and changed its name to CMS Bank. The Company will continue to be regulated as a savings and loan holding company by the Federal Reserve Bank of Philadelphia as long as the Bank continues to meet the requirements to remain a "qualified thrift lender" under the Home Owners' Loan Act.

The Bank is a community and customer-oriented retail savings bank offering residential mortgage loans and traditional deposit products and commercial real estate, small business and consumer loans in Westchester County, New York, and the surrounding areas. The Bank also invests in various types of assets, including securities of various government-sponsored enterprises, corporations, municipalities and mortgage-backed securities. The Bank's revenues are derived principally from interest on loans, interest and dividends received from its investment securities and fees for bank services. The Bank's primary sources of funds are deposits, scheduled amortization and prepayments of loan principal and mortgage-backed securities, maturities and calls of investment securities, funds provided by operations and borrowings from the Federal Home Loan Bank of New York ("FHLB").

On August 10, 2012, the Company announced that it entered into a definitive merger agreement ("Merger Agreement") with Customers Bancorp, Inc. ("Customers"), whereby through a series of transactions, the Company would be merged with and into Customers, and the Bank would be merged into Customers' wholly-owned bank subsidiary, Customers Bank. On April 24, 2013, the Company and Customers announced an amendment to the Merger Agreement which, among other things, extended from April 30, 2013 to December 31, 2013 the initial date at which, if the merger of the Company with and into Customers has not closed, the Merger Agreement may be terminated, subject to payment of a termination fee by Customers if the reason for failure to close the merger by that date is due to non-receipt of the required regulatory approvals by Customers; however, the termination date may be extended to March 31, 2014 under certain specified circumstances. The Merger Agreement, as amended, also called for a $1.5 million preferred stock investment in the Company by Customers.

On May 22, 2013, the Company and Customers consummated the contemplated investment in the Company by Customers of $1.5 million of the Company's Preferred Stock, whereby the Company issued and sold 1,500 shares of Series A Preferred Stock to Customers. The issuance price was $1,000.00 per share, for an aggregate purchase price of $1,500,000, less a 3% discount. The shares of Series A Preferred Stock sold to Customers were issued in reliance on an exemption from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and Regulation D, as promulgated by the SEC.

On May 21, 2013, the Company filed a Certificate of Designations ("Certificate") with the Secretary of State of the State of Delaware establishing the designations, powers, preferences, limitations, restrictions, and relative rights of the Series A Preferred Stock. In accordance with the Certificate, among other terms, the Series A Preferred Stock:

•         consists of 1,500 authorized shares with a par value of $0.01 per share and an original issuance price of $1,000 per share;

•         is designated as "Series A Noncumulative Perpetual Preferred Stock";

•         is nonvoting and holders shall not have any conversion rights;

•         ranks, with respect to rights on dividends, distributions, liquidation, dissolution and winding up, senior to all classes of the Company's common stock, $0.01 par value per share, and junior to all the Company's indebtedness and other non-equity claims on the Company;

•         when and if declared by the Board of Directors of the Company, may pay dividends semi-annually in arrears on June 30 and December 31 of each year at the rate of six percent (6%) per annum. Such dividends are discretionary and noncumulative;

•         provides for optional redemption under certain circumstances at the sole option of the Company; and

•         upon liquidation, dissolution, or winding up of the Company, the holders of Series A Preferred Stock shall be entitled to be paid out of the assets of the Company available for distribution to holders of the Company's capital stock of all classes, before any sums shall be paid or any assets distributed among the holders of the Common Stock, an amount of $1,000 per share, together with any declared but unpaid dividends thereon.

Additional information specific to the Series A Preferred Stock is included in a Form 8-K filed with the SEC on May 24, 2013.  On December 20, 2013, the Company announced its decision to not further extend the December 31, 2013 termination date of the Merger Agreement. See Note 19—Subsequent Events for information about the current status of the pending Merger Agreement with Customers.